Southern Company Services, Inc.
                           241 Ralph McGill Boulevard
                                Atlanta, GA 30308
                                  404-506-7146







February 26, 2007

                              THE SOUTHERN COMPANY
                              ALABAMA POWER COMPANY
                              GEORGIA POWER COMPANY
                               GULF POWER COMPANY
                            MISSISSIPPI POWER COMPANY
                             SOUTHERN POWER COMPANY
                  --------------------------------------------
                           Annual Report on Form 10-K
                   for the Fiscal Year ended December 31, 2006
                          Securities Exchange Act 1934

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Ladies and Gentlemen:

We transmit for filing the Annual Report on Form 10-K for each of the above-named registrants for the fiscal year ended December 31, 2006.

Please address all comments that should arise regarding the Form 10-K to the undersigned at Southern Company Services, Inc., 241 Ralph McGill Boulevard, NE, Atlanta, Georgia 30308-3374. If you have any questions on such matters, please call me at (404) 506-7146.

Very truly yours,

/s/Wayne Boston

Wayne Boston